Related Party Transactions - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Related party transaction amount		$ 0	$ 0
Kaisa Property Management (Shenzhen) Co., Ltd
Related Party Transaction [Line Items]
Property management fees	$ 527,000